Restructuring and Other Charges - Schedule of Restructuring and Other Charges (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Other	$ 254	$ 181	$ 73
Alcoa Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Other	$ 32	$ 23	$ 14